Fair Value Measurements (Tables)	6 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of warrant liability
		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash and Cash Equivalents	$350,839	$350,839
Cash held in Trust Account – U.S. Money Market	$57,339,341	$57,339,341	$—	$—

Liabilities:
Warrant liabilities	$126,677	$—	$—	$126,677